Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The interest rate risk profile of the Group's interest-bearing financial instruments was as follows:
21. FINANCIAL INSTRUMENTS (CONT’D)

As at	March 31,
	2020	2019
	$	$
Variable rate financial instruments
Credit Facility (note 10)	37,615	24,949
Other long-term debt (note 10)	347	—
	37,962	24,949

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Group’s exposure to currency risk for the significant exchange rates is as follow.

As at	March 31,
	2020	2019
	USD	USD
Cash	891	1,004
Accounts receivable and other receivables	377	80
Accounts payable and accrued liabilities	(944)	(110)
Credit Facility	(14,000)	(18,550)
Net statement of financial position exposure	(13,676)	(17,576)